Notes to the interim condensed consolidated statement of (income) loss (Tables)	6 Months Ended
Jun. 30, 2024
Notes to the interim condensed consolidated statement of (income) loss
Schedule of revenues and other income

Operating income	Six months ended
In thousands of euros	June 30, 2024	June 30, 2023
Revenue	41	1,901
Total revenue	41	1,901
Tax credits	2,630	3,631
Subsidies	5	3
Other	58	1,087
Other income	2,693	4,721
Total revenue and other income	2,734	6,622

Schedule of research and development, marketing

	Research and	Marketing –	General and
Six months ended June 30, 2024	development	Business	administrative
In thousands of euros	costs	development	expenses	Total
Disposables	(887)	—	—	(887)
Energy and liquids	(447)	—	—	(447)
Patents	(643)	—	—	(643)
Studies	(34,073)	—	—	(34,073)
Maintenance	(526)	—	—	(526)
Fees	(118)	(2)	(2,675)	(2,795)
IT systems	(405)	(6)	(33)	(444)
Support costs (including taxes)	—	—	(375)	(375)
Personnel costs	(7,637)	(153)	(2,600)	(10,391)
Depreciation, amortization and provisions	(1,732)	—	(122)	(1,854)
Insurances	—	—	(921)	(921)
Other operating expenses	(352)	(437)	(975)	(1,764)
Total operating expenses	(46,822)	(598)	(7,701)	(55,122)

	Research and	Marketing –	General and
Six months ended June 30, 2023	development	Business	administrative
en milliers d'euros	costs	development	expenses	Total
Disposables	(943)	—	—	(943)
Energy and liquids	(479)	—	—	(479)
Patents	(257)	—	—	(257)
Studies	(42,847)	—	—	(42,847)
Maintenance	(459)	—	—	(459)
Fees	(61)	—	(1,884)	(1,945)
IT systems	(440)	(9)	(50)	(498)
Support costs (including taxes)	—	—	(343)	(343)
Personnel costs	(7,065)	(126)	(2,347)	(9,538)
Depreciation, amortization and provisions	(1,061)	—	(104)	(1,166)
Insurances	—	—	(1,121)	(1,121)
Other operating expenses	(450)	(570)	(964)	(1,985)
Total operating expenses	(54,062)	(705)	(6,812)	(61,580)

Schedule of personnel costs and headcount

		Marketing -
	Research and	Business	General and
Six months ended June 30, 2024	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Wages, salaries and similar costs	(4,824)	(120)	(1,237)	(6,181)
Payroll taxes	(1,312)	(10)	(563)	(1,886)
Provisions for retirement benefit obligations	(51)	—	(35)	(86)
Share-based payments	(1,450)	(24)	(765)	(2,238)
Total personnel costs	(7,637)	(153)	(2,600)	(10,391)

		Marketing -
	Research and	Business	General and
Six months ended June 30, 2023	development	development	administrative
In thousands of euros	costs	expenses	expenses	Total
Wages, salaries and similar costs	(4,399)	(104)	(1,191)	(5,694)
Payroll taxes	(1,222)	(10)	(476)	(1,708)
Provisions for retirement benefit obligations	(61)	—	(29)	(90)
Share-based payments	(1,383)	(13)	(650)	(2,046)
Total personnel costs	(7,065)	(126)	(2,347)	(9,538)

Schedule of other operating income and expenses

	Six months ended
In thousands of euros	June 30, 2024	June 30, 2023
Other operating income	160	—
Other operating expenses	(22)	(44)
Other operating income and expenses	138	(44)

Schedule of financial income and expenses

	Six months ended
In thousands of euros	June 30, 2024	June 30, 2023
Income from cash equivalents	430	564
Foreign exchange gains	157	187
Gain on fair value variation	8,506	1,623
Total financial income	9,093	2,373
Interest cost	(5,218)	(1,941)
Foreign exchange losses	(323)	(683)
Other financial expenses	(46)	(23)
Total financial expenses	(5,586)	(2,646)
Net financial income	3,507	(273)

Schedule of share of net profit - Equity method

(in thousands of euros) For the period started January 1, 2024, to June 30, 2024
Research and development costs	(51)
General and administrative expenses	(1,475)
Net operating loss	(1,526)
Financial income	20
Financial expenses	(3)
Net financial income	17
Income (expense) tax	—
Net loss for the period	(1,509)
Exchange difference on translation of foreign operations	(1,964)
Items that will be reclassified subsequently to profit or loss	(3,473)
Total comprehensive loss	(3,473)
Group's share in	14.64%
Share of net profit	235
Elimination of downstream sales	(66)
Share of net profit - Equity method	168

Schedule of basic and diluted loss per share

	Six months ended
	June 30, 2024	June 30, 2023
Net loss for the period	(49,029)	(55,269)
Weighted average number of shares outstanding used to calculate basic/diluted loss per share(1)	51,982,093	42,044,796
Basic/diluted loss per share	(0.94)	(1.31)
(1)	In accordance with IAS 33.19, basic/diluted earnings per share exclude treasury shares held by the Group as of June 30, 2024 and 2023.